Inventories (Tables)	12 Months Ended
Mar. 31, 2020
Inventory Disclosure [Abstract]
Schedule of inventories
	As of March 31,
	2020	2019

Raw materials	$404,457	$315,686
Finished goods	533,691	715,344
Provision for inventory	(45,381)	(23,112)
Total inventories, net	$892,767	$1,007,918